   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 21, 2003
                                                     REGISTRATION NO. 333-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ----------------
                                   FORM N-2

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                   PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                  POST-EFFECTIVE AMENDMENT NO.                     [ ]

                                ----------------
                       TECHNOLOGY INVESTMENT CAPITAL CORP.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                ----------------
                         8 SOUND SHORE DRIVE, SUITE 215
                               GREENWICH, CT 06830
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (203) 661-3122

                                JONATHAN H. COHEN
                       TECHNOLOGY INVESTMENT CAPITAL CORP.
                         8 SOUND SHORE DRIVE, SUITE 215
                               GREENWICH, CT 06830
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                ----------------
                            COPIES OF INFORMATION TO:

    MARGERY K. NEALE, ESQ.                   JOHN A. MACKINNON, ESQ.
   SHEARMAN & STERLING LLP               SIDLEY AUSTIN BROWN & WOOD LLP
     599 LEXINGTON AVENUE                      787 SEVENTH AVENUE
   NEW YORK, NY 10022-6069                     NEW YORK, NY 10019
         (212) 848-4000                          (212) 839-5300


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a distribution reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box):

[ ]  when declared effective pursuant to section 8(c).

If appropriate, check the following box:

[ ] This [post-effective amendment] designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-109055.
                                ----------------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------------------------------------------------------------

                                                               PROPOSED           PROPOSED
                                              AMOUNT            MAXIMUM            MAXIMUM         AMOUNT OF
                                              BEING         OFFERING PRICE        AGGREGATE       REGISTRATION
 TITLE OF SECURITIES BEING REGISTERED     REGISTERED(1)        PER UNIT        OFFERING PRICE        FEE(2)
--------------------------------------   ---------------   ----------------   ----------------   -------------
Common Stock, $0.01 par value per
 share ...............................   416,667                  $15            $6,250,005           $792
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

(1) All of which may be purchased pursuant to an over-allotment option of 1,304,347 shares granted by the Registrant to the underwriters.

(2) Transmitted prior to the filing date to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in Pittsburgh, PA.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This registration statement is being filed with respect to the registration of additional shares of common stock, par value $0.01 per share, of Technology Investment Capital Corp., a newly organized closed-end non-diversified company that is a business development company under the Investment Company Act of 1940, as amended, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File No. 333-109055) are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and filed herewith.


--------------------------------------------------------------------------------

                                     PART C


                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(1) Financial Statements

     The following statements of Technology Investment Capital Corp. (the "Company" or the "Registrant") are included in this Registration
     Statement:

     Balance Sheet of Registrant, dated as of September 19, 2003.*

(2) Exhibits

      (a)       Articles of Incorporation(1)
    (b)(1)      Bylaws(1)
    (b)(2)      Amended and Restated Bylaws(3)
      (c)       Not Applicable
      (d)       Form of Share Certificate(1)
      (e)       Dividend Reinvestment Plan(2)
      (f)       Not Applicable
    (g)(1)      Amended and Restated Investment Advisory Agreement between Registrant and Technology Investment Management, LLC(3)
    (g)(2)      Amended and Restated Sub-Advisory Agreement among Registrant, BDC
                Partners, LLC, Technology Investment Management, LLC and Hill Street
                Advisors, LLC(3)
      (h)       Form of Underwriting Agreement among Registrant and UBS Securities LLC,
                Jefferies & Company, Inc., Legg Mason Wood Walker, Incorporated, RBC
                Dain Rauscher Inc. and JMP Securities LLC(3)
      (i)       Not Applicable
      (j)       Custodian Agreement between Registrant and State Street Bank and Trust
                Company(3)
    (k)(1)      Administration Agreement between Registrant and BDC Partners, LLC(3)
    (k)(2)      Transfer Agency and Service Agreement among Registrant, EquiServe Trust
                Company, N.A. and EquiServe, Inc.(3)
      (l)       Opinion and Consent of Venable LLP, special Maryland counsel for
                Registrant**
      (m)       Not Applicable
      (n)       Consent of PricewaterhouseCoopers LLP, independent auditors for Registrant**
      (o)       Not Applicable
      (p)       Not Applicable
      (q)       Not Applicable
    (r)(1)      Code of Ethics(2)
    (r)(2)      Code of Ethics of Hill Street Advisors, LLC(3)

----------
* Incorporated by reference to Item 24 to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-2, filed on November 19, 2003.

**    Filed herewith.

(1) Incorporated by reference to the corresponding exhibit numbers to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-2 (File No. 333-109055), filed on September 23, 2003.

(2) Incorporated by reference to the corresponding exhibit numbers to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-2 (File No. 333-109055), filed on November 6, 2003.

(3) Incorporated by reference to the corresponding exhibit numbers to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-2 (File No. 333-109055), filed on November 19, 2003.

ITEM 25. MARKETING ARRANGEMENTS

     The information contained under the heading "Underwriting" in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-2 (File No. 333-109055), filed on November 19, 2003 is incorporated herein by reference.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

       Commission registration fee ...........................    $  14,425
       NASD filing fee .......................................       10,500
       Nasdaq National Market Additional Listing Fee .........      100,000
       Accounting fees and expenses ..........................       22,000*
       Legal fees and expenses ...............................      550,000*
       Printing and engraving ................................      142,000
       Miscellaneous fees and expenses .......................       25,000
       Total .................................................    $ 863,925*

----------
*     These amounts are estimates.

     All of the expenses set forth above shall be borne by the Company.

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Immediately prior to this offering, BDC Partners, LLC, a Delaware limited liability company, will own 100 shares of the Registrant, representing 100% of the common stock outstanding. Following the completion of this offering, BDC Partners, LLC's share ownership is expected to represent less than 1% of the common stock outstanding.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

     The following table sets forth the approximate number of record holders of the Company's common stock at November 20, 2003.

                                                   NUMBER OF
TITLE OF CLASS                                   RECORD HOLDERS
---------------------------------------------   ---------------
       Common stock, $ .01 par value.........   1

ITEM 29. INDEMNIFICATION

     Reference is made to Section 2-418 of the Maryland General Corporation Law, Article VIII of the Company's Articles of Incorporation, Article XI of the Company's Bylaws, the Investment Advisory Agreement, Sub-Advisory Agreement, Administration Agreement and Underwriting Agreement.

     Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. Our charter contains such a provision which eliminates directors' and officers' liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

     Our charter authorizes us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our bylaws obligate us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made a party to the proceeding by reason of his service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit us to indemnify and advance expenses to any person who served a predecessor of us in any of the capacities described above and any of our employees or agents or any employees or agents of our predecessor. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person's willfull misfeasence, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


     Maryland law requires a corporation (unless its charter provides otherwise, which our charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation's receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

     The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, BDC Management Company, LLC (the "Adviser") and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser's services under the Investment Advisory Agreement or otherwise as an investment adviser of the Company.

     The Sub-Advisory Agreement provides that, absent willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties, Hill Street Advisors, LLC ( and certain affiliates) is entitled to indemnification from the Company for any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) arising from the sub-adviser's services under the agreement or the sale of securities by the Company.

     The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, BDC Partners, LLC and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of BDC Partners, LLC's services under the Administration Agreement or otherwise as administrator for the Company.

     The law also provides for comparable indemnification for corporate officers and agents.

     The Underwriters' Agreement provides that each Underwriter severally agrees to indemnify, defend and hold harmless the Company, its directors and officers, and any person who controls the Company within the meaning of Section 15 of the Act or Section 20 of the Exchange Act, and the successors and assigns of all of the foregoing persons, from and against any loss, damage, expense, liability or claim (including the reasonable cost of investigation) which, jointly or severally the Company or any such person may incur under the Act, the Exchange Act, the Investment Company Act, the common law or otherwise, insofar as such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in and in conformity with information concerning such Underwriter furnished in writing by or on behalf of such Underwriter through the managing Underwriter to the Company expressly for use in this Registration Statement (or in the Registration Statement as amended by any post-effective amendment hereof by the Company) or in the Prospectus contained in this Registration Statement, or arises out of or is based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in this Registration Statement or such Prospectus or necessary to make such information not misleading.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled "Management--Directors and Executive Officers" and "-- Investment advisory agreement--Investment personnel." Additional information regarding the Adviser and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-62278), and is incorporated herein by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

     (1) the Registrant, Technology Investment Capital Corp., 8 Sound Shore Drive, Suite 215, Greenwich, CT 06830;

     (2) the Transfer Agent, EquiServe Trust Company, N.A. and EquiServe, Inc., 150 Royal Street, Canton, MA 02021;

     (3) the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110; and

     (4) the Adviser, BDC Management Company, LLC, 8 Sound Shore Drive, Suite 215, Greenwich, CT 06830.

ITEM 32. MANAGEMENT SERVICES

     Not Applicable.

ITEM 33. UNDERTAKINGS

     1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or
(2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

     2. The Registrant undertakes that:

     (a) For the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective.

     (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the township of Greenwich, in the State of Connecticut, on the 21st day of November, 2003.


                         TECHNOLOGY INVESTMENT CAPITAL CORP.

                         By:   /s/ Saul B. Rosenthal
                               -----------------------------
                               Saul B. Rosenthal
                               Chief Operating Officer, Treasurer and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 21, 2003. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.


                     SIGNATURE                                             TITLE
--------------------------------------------------   ------------------------------------------------
                         *                           Chief Executive Officer, President and Director
--------------------------------------------------   (Principal Executive Officer and Principal
                    Jonathan H. Cohen                Financial and Accounting Officer)

                         *                           Director
--------------------------------------------------
                      Steven P. Novak

                         *                           Director
--------------------------------------------------
                     G. Peter O'Brien

                         *                           Director
--------------------------------------------------
                     Tonia L. Pankopf

                         *                           Chairman of the Board and Director
--------------------------------------------------
                     Charles M. Royce

* This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

By: /s/ Saul B. Rosenthal
   -----------------------------------
   Saul B. Rosenthal, Attorney-in-Fact

                                 EXHIBIT INDEX



   2(l)            Opinion and Consent of Venable LLP, special Maryland counsel for Registrant
   2(n)            Consent of PricewaterhouseCoopers LLP, independent auditors for Registrant